6. Debt - Notes Payable (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Beginning Balance, Notes Payable	$ 405,095	$ 529,311
Repayments	(25,682)	(124,216)
Ending Balance, Notes Payable	379,414	405,095
Third Party
Beginning Balance, Notes Payable	405,095	503,203
Repayments	(25,682)	(98,108)
Ending Balance, Notes Payable	379,414	405,095
Related Party
Beginning Balance, Notes Payable		26,108
Repayments		(26,108)
Ending Balance, Notes Payable